                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1999
                                 POTOMAC FUNDS
                                ----------------
                                ----------------

Dear Shareholders:

During the last quarter of 1998, the financial markets shook off the twin worries of the President's impeachment and continued instability in emerging markets to post impressive gains. Spurred on by another Federal Reserve rate cut, the S&P 500 Index rose 21.3% during the fourth quarter to close up 28.6% for the year. The technology-laden Nasdaq 100 Index rose 36.5% during the fourth quarter to close out 1998 with a stunning 85.5% gain. Uncertainty swept the markets during the first two months of 1999, however the S&P 500 gained 0.9%, while the Nasdaq 100 gained 4.9%.

The Potomac U.S. Plus Fund, which attempts to provide 150% of the performance of the Standard & Poor's 500 Index, provided a return of 39.4% from August 31, 1998 through February 28, 1999 compared to a return of 29.4% for the index. This fund reflects the continued strength and dominance of the large American corporations in our economy. The Potomac U.S. Short Fund seeks to provide returns inverse to the S&P 500. It provided a return of -22.8% during the six month period.

The Potomac OTC Plus continued its outstanding performance during this period. This was due to the stellar performance of high-tech stocks contained in the Nasdaq 100. During the period, this index added three new internet stocks to its list--Yahoo, Amazon.Com and America At Home. Internet stocks have commanded very high price/ earnings multiples due to the widespread interest in the Internet as a growing consumer marketplace. Also, during this period the Nasdaq Stock Market changed its methodology for calculating the weights for the components of the index. This change had the effect of lessening the impact of Microsoft and Intel in particular. For the six months ended February 28, 1999 the Potomac OTC Plus Fund returned 84.6% compared to an increase in the Nasdaq 100 Index of 68.8%. The OTC Plus Fund seeks returns equal to 125% of the index. The Potomac OTC Short Fund, which provides returns inverse to the Nasdaq 100 Index, had a return of -45.5% during the six month period.

Late in February, the Potomac Small Cap Plus Fund was introduced. This fund is designed to provide returns equivalent to 125% of the Russell 2000 Index. Small cap stocks have been notably out of favor with investors during recent years. Many investors believe that this sector of the market is over-due for a major upward move.

Sincerely,

          [LOGO]

           [LOGO]

       [LOGO]

James Terry Apple               Philip Harding                  Thomas Mulrooney
Chief Investment Officer        Senior Vice President           Chief Operating Officer

                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Face Amount                                Value
U.S. TREASURY OBLIGATIONS - 75.87%*

             U.S. Treasury Bill
               4.52%, 5/27/99       $17,456,644
$17,649,429
                                    ------------

             TOTAL U.S. TREASURY
               OBLIGATIONS
               (Cost $17,456,824)    17,456,644
                                    ------------
Contracts
CALL OPTIONS PURCHASED - 1.64%*

             S&P 500 Index
               Expiring March 1999
               at 1225
               (Cost $504,045)          378,000
       105
                                    ------------

             TOTAL INVESTMENTS -
               77.51%*
               (Cost $17,960,869)   $17,834,644
                                    ------------
                                    ------------

                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Contracts
WRITTEN OPTION CONTRACTS

             S&P 500 Index - Put
               Expiring March 1999
               at 1225              $   262,500
       105
                                    ------------

             TOTAL OPTIONS WRITTEN
               (Premiums received
               $302,195)            $   262,500
                                    ------------
                                    ------------

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                         SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

                                      Unrealized
Contracts                                   Loss
FUTURES CONTRACTS PURCHASED

             S&P 500 Index Future
               Contracts Expiring
               March 1999
               (Underlying Face
               Amount at Market
               Value $21,621,250)   $  (132,276 )
        70
                                    ------------
                                    ------------

                     See notes to the financial statements.

                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Face Amount                                Value
U.S. TREASURY OBLIGATIONS - 85.07%*

             U.S. Treasury Bill
               4.52%, 5/27/99       $ 4,751,809
$4,804,286
                                    ------------

             TOTAL U.S. TREASURY
               OBLIGATIONS
               (Cost $4,751,858)      4,751,809
                                    ------------
Contracts
PUT OPTIONS PURCHASED - 4.82%*

             S&P 500 Index
               Expiring March 1999
               at 1300                  109,600
        16

             S&P 500 Index
               Expiring March 1999
               at 1350                  159,950
        14
                                    ------------

             TOTAL PUT OPTIONS
               PURCHASED
               (Cost $313,920)          269,550
                                    ------------

             TOTAL INVESTMENTS -
               89.89%*
               (Cost $5,065,778)    $ 5,021,359
                                    ------------
                                    ------------

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Contracts                                  Value
WRITTEN OPTION CONTRACTS

             S&P 500 Index - Call
               Expiring March 1999
               at 1300              $     7,200
        16

             S&P 500 Index - Call
               Expiring March 1999
               at 1350                    1,050
        14
                                    ------------

             TOTAL OPTIONS WRITTEN
               (Premiums received
               $24,879)             $     8,250
                                    ------------
                                    ------------

                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                      SCHEDULE OF SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

                                      Unrealized
Contracts                                   Gain
SHORT FUTURES CONTRACTS

             S&P 500 Index Future
               Contracts Expiring
               March 1999
               (Underlying Face
               Amount at Market
               Value $1,853,250)    $    26,673
         6
                                    ------------
                                    ------------

                     See notes to the financial statements.

                                 OTC PLUS FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Shares                                               Value
COMMON STOCKS - 95.05%*
           Microsoft Corporation**            $ 6,639,729
    44,228
           Intel Corporation                    3,632,787
    30,289
           Cisco Systems, Inc.**                2,841,355
    29,049
           MCI WorldCom, Inc.**                 2,815,808
    34,131
           Dell Computer Corporation**          1,942,230
    24,240
           Oracle Corporation**                 1,157,004
    20,707
           Sun Microsystems, Inc.**               839,710
     8,629
           Yahoo! Inc.**                          758,904
     4,944
           Amgen Inc.**                           757,741
     6,068
           Tele-Communications,
             Inc. - Class A**                     700,862
    11,158
           Amazon.com, Inc.**                     691,234
     5,395
           Level 3 Communications, Inc.**         607,656
    10,851
           Comcast Corporation - Special
             Class A                              593,605
     8,368
           Qwest Communications
             International, Inc.**                557,975
     9,082
           Applied Materials, Inc.**              555,861
     9,993
           Nextel Communications, Inc. -
             Class A**                            532,707
    17,720
           Netscape Communications
             Corporation**                        493,587
     6,374
           Ascend Communications, Inc.**          473,012
     6,148
           Costco Companies, Inc.**               472,398
     5,882
           Staples, Inc.**                        469,442
    15,964
           Linear Technology Corporation          463,273
    10,574
           Cintas Corporation                     458,885
     6,486
           Nordstrom, Inc.                        452,410
    11,240
           Tellabs, Inc.**                        452,033
     5,646
           Biogen, Inc.**                         449,384
     4,675
           Novell, Inc.**                         424,390
    21,904
           Telefonaktiebolaget LM Ericsson -
             ADR                                  414,882
    15,957
           Immunex Corporation**                  405,539
     2,866
           Maxim Integrated Products, Inc.**      400,867
     9,616
           Chancellor Media Corporation**         392,788
     8,978
           Xilinx, Inc.**                         373,232
     5,351
           PanAmSat Corporation**                 366,894
    10,227
           Intuit Inc.**                          362,309
     3,662


Shares                                               Value

           Altera Corporation**               $   355,060
     7,302
           BMC Software, Inc.**                   353,691
     8,653
           ADC Telecommunications, Inc.**         353,646
     8,732
           Network Associates, Inc.**             338,870
     7,210
           Paychex, Inc.                          337,432
     7,963
           Apple Computer, Inc.**                 335,871
     9,648
           Starbucks Corporation**                334,540
     6,327
           Compuware Corporation**                326,899
     5,844
           QUALCOMM Incorporated**                320,689
     4,393
           PeopleSoft, Inc.**                     318,289
    16,863
           3Com Corporation**                     298,562
     9,497
           USA Networks, Inc.**                   290,692
     7,313
           Parametric Technology
             Corporation**                        289,527
    18,831
           Bed Bath & Beyond, Inc.**              288,105
     9,787
           Biomet, Inc.                           282,824
     7,709
           KLA-Tencor Corporation**               280,254
     5,409
           Chiron Corporation**                   271,327
    12,882
           NTL Incorporated**                     251,785
     3,241
           Fiserv, Inc.**                         248,489
     5,287
           Quintiles Transational Corp.**         247,753
     5,745
           American Power Conversion
             Corporation**                        234,730
     6,543
           Genzyme Corporation (General
             Division)**                          234,000
     5,200
           Citrix Systems, Inc.**                 202,685
     2,628
           Synopsys, Inc.**                       196,932
     4,258
           Smurfit-Stone Container
             Corporation**                        194,732
    10,781
           Jacor Communications, Inc.**           190,139
     2,726
           PACCAR Inc.                            189,191
     4,518
           Vitesse Semiconductor
             Corporation**                        186,828
     4,067
           Concord EFS, Inc.**                    182,363
     5,710
           VERITAS Software Corporation**         175,938
     2,478
           Quantum Corporation**                  174,550
    10,619
           Comverse Technology, Inc.**            171,411
     2,389
           Sanmina Corporation**                  160,616
     3,074
           Centocor, Inc.**                       147,173
     3,541

                     See notes to the financial statements.

                                 OTC PLUS FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Shares                                               Value
           Sigma-Aldrich Corporation          $   143,612
     5,445
           Electronic Arts Inc.**                 125,965
     3,159
           Adobe Systems Incorporated             123,970
     3,080
           Reuters Group PLC - ADR                123,089
     1,483
           Apollo Group, Inc.**                   112,374
     3,738
           Dollar Tree Stores, Inc.**             111,440
     2,786
           COMAIR Holdings, Inc.                  106,291
     2,825
           PacifiCare Health Systems, Inc. -
             Class B**                            104,184
     1,442
           Molex Incorporated                     103,924
     3,885
           Food Lion, Inc. - Class B              103,857
    10,652
           McLeodUSA Incorporated**               101,486
     2,636
           Adaptec, Inc.**                         92,071
     4,618
           Lincare Holdings, Inc.**                89,633
     2,516
           Northwest Airlines Corporation**        85,950
     3,438
           Ross Stores, Inc.                       85,918
     1,878
           Autodesk, Inc.                          81,373
     2,028
           McCormick & Company, Incorporated       78,089
     2,728
           Electronics for Imaging, Inc.**         74,696
     2,138
           Stewart Enterprises, Inc. - Class
             A                                     72,240
     4,816
           FORE Systems, Inc.**                    69,325
     4,781
           Atmel Corporation**                     66,653
     3,878
           Microchip Technology,
             Incorporated**                        60,658
     2,226
           Herman Miller, Inc.                     59,704
     3,512
           Micron Electronics, Inc.**              56,364
     3,921
           Cambridge Technology Partners,
             Inc.**                                55,451
     2,207
           Fastenal Company                        55,328
     1,456


Shares                                               Value

           Andrew Corporation**               $    50,986
     3,371
           CBRL Group, Inc.                        42,975
     2,292
           Worthington Industries, Inc.            40,092
     3,160
           Tech Data Corporation**                 38,862
     2,286
           Rexall Sundown, Inc.**                  33,434
     2,336
           First Health Group Corp.**              33,344
     2,084
           Corporate Express, Inc.**               17,942
     3,338
           Momentum Business Applications,
             Inc.**                                 4,640
       538
           Genzyme Molecular Oncology**               732
       192
                                              ------------

           TOTAL COMMON STOCKS (Cost
             $29,869,457)                     $44,322,738
                                              ------------
Contracts
CALL OPTIONS PURCHASED - 0.75%*

           Nasdaq Index Expiring March 1999
             at 1980
             (Cost $387,996)                      347,800
        74
                                              ------------

           TOTAL CALL OPTIONS
             (Cost $387,996)                      347,800
                                              ------------

           TOTAL INVESTMENTS - 95.80% *
             (Cost $30,257,453)               $44,670,538
                                              ------------
                                              ------------

* Calculated as a percentage of net assets.
** Non-income producing security.

                                 OTC PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Contracts                                  Value
WRITTEN OPTION CONTRACTS

             Nasdaq Index - Put
               Expiring March 1999
               at 1980              $   688,200
        74
                                    ------------


Contracts                                  Value

             TOTAL OPTIONS WRITTEN
               (Premiums received
               $947,572)            $   688,200
                                    ------------
                                    ------------

                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Face Amount                                Value
U.S. TREASURY OBLIGATIONS - 65.89% *

             U.S. Treasury Bill
               4.52%, 5/27/99       $ 5,377,046
$5,436,429
                                    ------------

             TOTAL U.S. TREASURY
               OBLIGATIONS
               (Cost $5,377,101)      5,377,046
                                    ------------
Contracts
PUT OPTIONS PURCHASED - 0.59%*

             Nasdaq Index Expiring
               March 1999 at 2100        36,200
         2

             Nasdaq Index Expiring
               March 1999 at 2020        12,000
         1
                                    ------------

             TOTAL PUT OPTIONS
               PURCHASED
               (Cost $36,612)            48,200
                                    ------------

             TOTAL INVESTMENTS -
               66.48%*
               (Cost $5,413,713)    $ 5,425,246
                                    ------------
                                    ------------

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Shares                                     Value
             Microsoft Corporation  $ 1,106,571
     7,371
             Intel Corporation          602,086
     5,020
             Cisco Systems, Inc.        473,951
     4,846
             MCI WorldCom, Inc.         467,426
     5,666
             Dell Computer
               Corporation              322,824
     4,029
             Oracle Corporation         194,501
     3,481
             Sun Microsystems,
               Inc.                     138,378
     1,422
             Amgen Inc.                 127,248
     1,019
             Yahoo! Inc.                125,102
       815
             Tele-Communications,
               Inc. - Class A           116,517
     1,855
             Amazon.com, Inc.           115,697
       903
             Level 3
               Communications,
               Inc.                     102,592
     1,832
             Comcast Corporation -
               Special Class A           98,390
     1,387
             Qwest Communications
               International, Inc.       92,771
     1,510
             Applied Materials,
               Inc.                      91,169
     1,639
             Nextel
               Communications,
               Inc. - Class A            89,676
     2,983
             Netscape
               Communications
               Corporation               82,858
     1,070
             Ascend
               Communications,
               Inc.                      80,323
     1,044
             Costco Companies,
               Inc.                      79,188
       986
             Staples, Inc.               78,191
     2,659
             Cintas Corporation          76,552
     1,082
             Tellabs, Inc.               76,139
       951
             Linear Technology
               Corporation               75,620
     1,726
             Nordstrom, Inc.             75,348
     1,872
             Biogen, Inc.                74,689
       777
             Novell, Inc.                70,254
     3,626
             Telefonaktiebolaget
               LM Ericsson - ADR         69,108
     2,658
             Immunex Corporation         66,647
       471
             Maxim Integrated
               Products, Inc.            65,616
     1,574
             Chancellor Media
               Corporation               65,450
     1,496
             Intuit Inc.                 63,815
       645
             PanAmSat Corporation        61,956
     1,727
             Xilinx, Inc.                61,310
       879
             ADC
               Telecommunications,
               Inc.                      58,563
     1,446


Shares                                     Value

             BMC Software, Inc.     $    57,593
     1,409
             Altera Corporation          57,134
     1,175
             Network Associates,
               Inc.                      56,612
     1,205
             Paychex, Inc.               56,486
     1,333
             Starbucks Corporation       56,259
     1,064
             Apple Computer, Inc.        56,153
     1,613
             Compuware Corporation       54,427
       973
             QUALCOMM Incorporated       53,509
       733
             PeopleSoft, Inc.            53,378
     2,828
             3Com Corporation            49,137
     1,563
             Parametric Technology
               Corporation               48,831
     3,176
             USA Networks, Inc.          48,336
     1,216
             Biomet, Inc.                47,584
     1,297
             Bed Bath & Beyond,
               Inc.                      47,188
     1,603
             KLA-Tencor
               Corporation               47,149
       910
             Chiron Corporation          45,200
     2,146
             NTL Incorporated            41,718
       537
             Fiserv, Inc.                41,431
       882
             Quintiles
               Transational Corp.        40,451
       938
             Genzyme Corporation
               (General Division)        39,105
       869
             American Power
               Conversion
               Corporation               38,781
     1,081
             Citrix Systems, Inc.        33,549
       435
             Smurfit-Stone
               Container
               Corporation               32,693
     1,810
             Synopsys, Inc.              32,329
       699
             Jacor Communications,
               Inc.                      32,015
       459
             PACCAR Inc.                 31,490
       752
             Vitesse Semiconductor
               Corporation               31,283
       681
             Concord EFS, Inc.           30,277
       948
             VERITAS Software
               Corporation               29,607
       417
             Quantum Corporation         28,749
     1,749
             Comverse Technology,
               Inc.                      28,557
       398
             Sanmina Corporation         26,595
       509
             Centocor, Inc.              24,522
       590
             Sigma-Aldrich
               Corporation               23,975
       909
             Electronic Arts Inc.        21,054
       528
             Reuters Group PLC -
               ADR                       20,501
       247
             Adobe Systems
               Incorporated              20,487
       509
             Apollo Group, Inc.          18,684
       622

                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Shares                                     Value
             Dollar Tree Stores,
               Inc.                 $    18,520
       463
             PacifiCare Health
               Systems, Inc. -
               Class B                   17,412
       241
             COMAIR Holdings, Inc.       17,345
       461
             Food Lion, Inc. -
               Class B                   17,277
     1,772
             Molex Incorporated          17,227
       644
             McLeodUSA
               Incorporated              16,902
       439
             Adaptec, Inc.               15,232
       764
             Lincare Holdings,
               Inc.                      14,927
       419
             Northwest Airlines
               Corporation               14,400
       576
             Ross Stores, Inc.           14,045
       307
             Autodesk, Inc.              13,442
       335
             McCormick & Company,
               Incorporated              13,053
       456
             Electronics for
               Imaging, Inc.             12,543
       359
             Stewart Enterprises,
               Inc. - Class A            11,985
       799
             FORE Systems, Inc.          11,455
       790
             Atmel Corporation           11,017
       641
             Microchip Technology,
               Incorporated              10,001
       367


Shares                                     Value

             Herman Miller, Inc.    $     9,911
       583
             Micron Electronics,
               Inc.                       9,689
       674
             Fastenal Company             9,234
       243
             Cambridge Technology
               Partners, Inc.             9,171
       365
             Andrew Corporation           8,470
       560
             CBRL Group, Inc.             7,200
       384
             Worthington
               Industries, Inc.           6,953
       548
             Tech Data Corporation        6,426
       378
             First Health Group
               Corp.                      5,568
       348
             Rexall Sundown, Inc.         5,539
       387
             Corporate Express,
               Inc.                       2,989
       556
             Genzyme Molecular
               Oncology                      80
        21
             Momentum Business
               Applications, Inc.            34
         4
                                    ------------

             TOTAL SECURITIES SOLD
               SHORT (Proceeds
               $7,794,250)          $ 7,377,402
                                    ------------
                                    ------------

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Contracts                                  Value
WRITTEN OPTION CONTRACTS

             Nasdaq Index - Call
               Expiring March 1999
               at 2100              $     2,625
         2

             Nasdaq Index - Call
               Expiring March 1999
               at 2020                    2,850
         1
                                    ------------

             TOTAL OPTIONS WRITTEN
               (Premiums received
               $25,037)             $     5,475
                                    ------------
                                    ------------

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Face Amount                                Value
U.S. TREASURY OBLIGATIONS - 90.31%*

             U.S. Treasury Bill
               4.52%, 5/27/99       $ 4,451,694
$4,500,857
                                    ------------

             TOTAL U.S. TREASURY
               OBLIGATIONS
               (Cost $4,451,740)      4,451,694
                                    ------------
Contracts
CALL OPTIONS PURCHASED - 0.56%*

             Russell 2000 Index
               Expiring March 1999
               at 390
               (Cost $38,496)            27,600
        24
                                    ------------

             TOTAL INVESTMENTS -
               90.87%*
               (Cost $4,490,236)    $ 4,479,294
                                    ------------
                                    ------------

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Contracts                                  Value
WRITTEN OPTION CONTRACTS

             Russell 2000 Index -
               Put Expiring March
               1999 at 390          $    21,600
        24
                                    ------------

             TOTAL OPTIONS WRITTEN
               (Premiums received
               $13,104)             $    21,600
                                    ------------
                                    ------------

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                         SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

                                      Unrealized
Contracts                                   Loss
FUTURE CONTRACTS PURCHASED

             Russell 2000 Index
               Futures Contracts
               Expiring March 1999
               (Underlying Face
               Amount at Market
               Value $5,310,225)    $    (6,888 )
        27
                                    ------------
                                    ------------

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)

Face Amount                                Value
U.S. TREASURY OBLIGATIONS - 66.02% *

             U.S. Treasury Bill
               4.52%, 5/27/99       $37,989,849
$38,409,000
                                    ------------

             TOTAL U.S. TREASURY
               OBLIGATIONS
               (Cost $37,989,849)    37,989,849
                                    ------------
                                    ------------

             TOTAL INVESTMENTS -
               66.02%*
               (Cost $37,989,849)   $37,989,849
                                    ------------
                                    ------------

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                               FEBRUARY 28, 1999
--------------------------------------------------------------------------------

                                       U.S. Plus     U.S./Short      OTC Plus
Potomac Funds                            Fund           Fund           Fund
Assets:
Investments, at market value (Note
  2)...............................  $ 17,834,644   $ 5,021,359    $ 44,670,538
Cash...............................     2,390,454        35,834              --
Receivable for investments sold....            --            --       2,094,616
Receivable for Fund shares sold....       446,642        68,842         115,671
Receivable from broker.............            --         9,000              --
Deposit at broker..................     2,794,116       494,536       2,373,215
Dividends receivable...............            --            --           9,371
Organization costs, net of
  accumulated amortization (Note
  1)...............................        11,350        11,504          11,350
Other assets.......................        13,481         5,734          10,063
                                     -------------  -------------  -------------
    Total assets...................    23,490,687     5,646,809      49,284,824
                                     -------------  -------------  -------------
Liabilities:
Written options, at value (Premiums
  received of $302,195, $24,879,
  $947,572)........................       262,500         8,250         688,200
Payable for investments
  purchased........................            --            --          42,336
Payable for Fund shares redeemed...        67,065        19,061         261,197
Payable to Investment Adviser......        10,234        23,801          13,909
Payable to broker..................       102,009            --              --
Payable to custodian...............            --            --       1,553,242
Accrued expenses and other
  liabilities......................        38,789         9,697          94,934
                                     -------------  -------------  -------------
    Total liabilities..............       480,597        60,809       2,653,818
                                     -------------  -------------  -------------
Net assets.........................  $ 23,010,090   $ 5,586,000    $ 46,631,006
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------
Net assets consist of:
Capital stock......................  $ 17,318,075   $ 7,962,204    $ 30,351,017
Accumulated undistributed net
  investment income (loss).........       367,629        91,102        (309,420 )
Accumulated undistributed net
  realized gain (loss) on
  investments sold, securities sold
  short, written option contracts
  expired or closed, and futures...     5,543,192    (2,466,189  )    1,916,952
Net unrealized appreciation
  (depreciation) on:
  Investments......................      (126,225 )     (44,419  )   14,413,085
  Written options..................        39,695        16,629         259,372
  Futures..........................      (132,276 )      26,673              --
                                     -------------  -------------  -------------
    Total Net Assets...............  $ 23,010,090   $ 5,586,000    $ 46,631,006
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------
Shares outstanding
(unlimited shares of beneficial
  interest authorized, no par
  value)...........................     1,704,863       770,376       2,435,233
Net Asset Value, Redemption Price
  and Offering Price Per Share.....  $      13.50   $      7.25    $      19.15
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------
Cost of Investments................  $ 17,960,869   $ 5,065,778    $ 30,257,453
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------
                               FEBRUARY 28, 1999
--------------------------------------------------------------------------------

                                                                       U.S.
                                                                    Government
                                       OTC/Short      Small Cap    Money Market
Potomac Funds                            Fund           Plus           Fund
                                                        Fund
Assets:
Investments, at market value (Note
  2)...............................  $  5,425,246   $ 4,479,294    $ 37,989,849
Cash...............................        18,583            --          12,145
Receivable for investments sold....         2,846            --              --
Receivable for Fund shares sold....       175,285            --      20,054,139
Receivable from broker.............            --        18,225              --
Deposit at broker..................     9,980,419       497,913              --
Dividends receivable...............            --         3,486              --
Organization costs, net of
  accumulated amortization (Note
  1)...............................        11,316            --          11,350
Other assets.......................        53,148        19,098           3,900
                                     -------------  -------------  -------------
    Total assets...................    15,666,843     5,018,016      58,071,383
                                     -------------  -------------  -------------
Liabilities:
Securities sold short, at value
  (Proceeds of $7,794,250, $0,
  $0)..............................     7,377,402            --              --
Written options, at value (Premiums
  received of $25,037, $13,104,
  $0)..............................         5,475        21,600              --
Payable for investments
  purchased........................        12,004            --              --
Payable for Fund shares redeemed...        89,676            --         495,064
Payable to Investment Adviser......        15,906            --           1,711
Payable to custodian...............            --        43,710              --
Accrued expenses and other
  liabilities......................         5,116        23,480          28,223
                                     -------------  -------------  -------------
    Total liabilities..............     7,505,579        88,790         524,998
                                     -------------  -------------  -------------
Net assets.........................  $  8,161,264   $ 4,929,226    $ 57,546,385
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------
Net assets consist of:
Capital stock......................  $ 14,335,049   $ 5,288,794    $ 57,544,440
Accumulated undistributed net
  investment income................        49,756         2,193           1,945
Accumulated undistributed net
  realized gain (loss) on
  investments sold, securities sold
  short, written option contracts
  expired or closed, and futures...    (6,671,484 )    (335,435  )           --
Net unrealized appreciation
  (depreciation) on:
  Investments......................        11,533       (10,942  )           --
  Short positions..................       416,848            --              --
  Written options..................        19,562        (8,496  )           --
  Futures..........................            --        (6,888  )           --
                                     -------------  -------------  -------------
    Total Net Assets...............  $  8,161,264   $ 4,929,226    $ 57,546,385
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------
Shares outstanding
(unlimited shares of beneficial
  interest authorized, no par
  value)...........................     1,789,385       499,083      57,546,385
Net Asset Value, Redemption Price
  and Offering Price Per Share.....  $       4.56   $      9.88    $       1.00
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------
Cost of Investments................  $  5,413,713   $ 4,490,236    $ 37,989,849
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                       SIX MONTHS ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------

                                       U.S. Plus     U.S./Short      OTC Plus
Potomac Funds                            Fund           Fund           Fund
Investment income:
Dividend income....................  $        --    $        --    $     31,653
Interest income....................      574,595        152,196          39,103
                                     -------------  -------------  -------------
    Total investment income........      574,595        152,196          70,756
                                     -------------  -------------  -------------
Expenses:
Investment advisory fees...........      103,426         33,324         190,088
Administration fees................       17,834          5,022          31,171
Shareholder servicing and
  accounting costs.................       38,294         10,836          67,949
Custody fees.......................       25,279          7,597          45,231
Federal and state registration.....        6,408          1,720           6,955
Professional fees..................       19,591          5,338          36,289
Amortization of organizational
  expenses.........................        1,556          1,556           1,556
Reports to shareholders............        3,690          1,006           6,836
Directors' fees and expenses.......          903            246           1,673
Other..............................        3,867          1,053           7,162
                                     -------------  -------------  -------------
    Total expenses before waiver
      and reimbursement of
      expenses.....................      220,848         67,698         394,910
    Less: Waiver of expenses and
      reimbursement from Adviser...      (13,882  )      (6,604  )      (14,734 )
                                     -------------  -------------  -------------
    Net expenses...................      206,966         61,094         380,176
                                     -------------  -------------  -------------
Net investment income (loss).......      367,629         91,102        (309,420 )
                                     -------------  -------------  -------------
Realized and unrealized gain (loss)
  on investments:
Net realized gain (loss) on:
  Investments......................      440,206       (322,550  )    1,381,230
  Short transactions...............           --             --              --
  Written option contracts expired
    or closed......................    1,564,616       (108,745  )    2,045,828
  Futures contracts................    3,562,043     (1,098,274  )      (86,088 )
                                     -------------  -------------  -------------
                                       5,566,865     (1,529,569  )    3,340,970
                                     -------------  -------------  -------------
Change in unrealized appreciation
  (depreciation) on:
  Investments......................     (120,125  )    (384,407  )   13,990,576
  Short positions..................           --             --              --
  Written options..................       55,825        (45,607  )      509,810
  Futures..........................      (51,642  )    (507,987  )           --
                                     -------------  -------------  -------------
                                        (115,942  )    (938,001  )   14,500,386
                                     -------------  -------------  -------------
    Net realized and unrealized
      gain (loss) on investments...    5,450,923     (2,467,570  )   17,841,356
                                     -------------  -------------  -------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $ 5,818,552    $(2,376,468  ) $ 17,531,936
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                       SIX MONTHS ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------

                                                      Small Cap
                                                        Plus
                                                        Fund
                                                    FEBRUARY 22,
                                                       1999(1)         U.S.
                                       OTC/Short     TO FEBRUARY    Government
Potomac Funds                            Fund         28, 1999     Money Market
                                                                       Fund
Investment income:
Dividend income....................  $        --    $     3,487    $         --
Interest income....................      103,339          3,088         283,013
                                     -------------  -------------  -------------
    Total investment income........      103,339          6,575         283,013
                                     -------------  -------------  -------------
Expenses:
Investment advisory fees...........       28,035          2,191          29,337
Administration fees................        4,449          1,221           7,919
Shareholder servicing and
  accounting costs.................        9,547          2,695          17,216
Custody fees.......................        6,825          2,015          12,166
Federal and state registration.....        2,507          1,701          13,664
Professional fees..................        4,457          1,792           8,463
Organizational expenses............        1,556         14,975           1,556
Reports to shareholders............          840            338           1,594
Directors' fees and expenses.......          205             82             390
Other..............................          880            353           1,671
                                     -------------  -------------  -------------
    Total expenses before waiver
      and reimbursement of expenses
      and dividends on short
      positions....................       59,301         27,363          93,976
    Less: Waiver of expenses and
      reimbursement from Adviser...       (7,903  )     (22,981  )      (38,338 )
                                     -------------  -------------  -------------
    Net expenses before dividends
      on short positions...........       51,398          4,382          55,638
    Dividends on short positions...        2,185             --              --
                                     -------------  -------------  -------------
    Total expenses.................       53,583          4,382          55,638
                                     -------------  -------------  -------------
Net investment income..............       49,756          2,193         227,375
                                     -------------  -------------  -------------
Realized and unrealized gain (loss)
  on investments:
Net realized gain (loss) on:
  Investments......................           --        (67,732  )           --
  Short transactions...............   (1,141,227  )          --              --
  Written option contracts expired
    or closed......................      (49,800  )     (34,528  )           --
  Futures contracts................           --       (233,175  )           --
                                     -------------  -------------  -------------
                                      (1,191,027  )    (335,435  )           --
                                     -------------  -------------  -------------
Change in unrealized appreciation
  (depreciation) on:
  Investments......................       10,977        (10,942  )           --
  Short positions..................   (3,132,984  )          --              --
  Written options..................       19,562         (8,496  )           --
  Futures..........................           --         (6,888  )           --
                                     -------------  -------------  -------------
                                      (3,102,445  )     (26,326  )           --
                                     -------------  -------------  -------------
    Net realized and unrealized
      gain (loss) on investments...   (4,293,472  )    (361,761  )           --
                                     -------------  -------------  -------------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $(4,243,716  ) $  (359,568  ) $    227,375
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Potomac Funds                          U.S. Plus      U.S. Plus     U.S./Short     U.S./Short
                                         Fund           Fund           Fund           Fund
                                      SIX MONTHS     OCTOBER 20,    SIX MONTHS     NOVEMBER 7,
                                         ENDED         1997(1)         ENDED         1997(1)
                                     FEBRUARY 28,   TO AUGUST 31,  FEBRUARY 28,   TO AUGUST 31,
                                         1999           1998           1999           1998
                                      (UNAUDITED)                   (UNAUDITED)
Operations:
Net investment income..............  $    367,629   $    351,252   $     91,102   $     53,111
Net realized gain (loss) on
  investments sold, securities sold
  short, written option contracts
  expired or closed and futures....     5,566,865      1,449,351     (1,529,569 )     (403,411 )
Change in unrealized appreciation
  (depreciation) on investments,
  short positions, written options
  and futures......................      (115,942 )     (102,864 )     (938,001 )      936,884
                                     -------------  -------------  -------------  -------------
    Net increase (decrease) in net
      assets resulting from
      operations...................     5,818,552      1,697,739     (2,376,468 )      586,584
                                     -------------  -------------  -------------  -------------
Distributions to shareholders:
Net investment income..............            --        (35,123 )           --             --
Net realized gains.................      (189,978 )           --        (26,273 )           --
                                     -------------  -------------  -------------  -------------
    Total distributions............      (189,978 )      (35,123 )      (26,273 )           --
                                     -------------  -------------  -------------  -------------
Capital share transactions:
Proceeds from shares sold..........   250,404,344    141,274,188    188,465,972     89,542,327
Proceeds from shares issued to
  holders in reinvestment of
  dividends........................       187,760         34,225         25,407             --
Cost of shares redeemed............  (233,677,585 ) (142,504,032 ) (188,271,290 )  (82,360,259 )
                                     -------------  -------------  -------------  -------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions...........    16,914,519     (1,195,619 )      220,089      7,182,068
                                     -------------  -------------  -------------  -------------
Total increase (decrease) in net
  assets...........................    22,543,093        466,997     (2,182,652 )    7,768,652
                                     -------------  -------------  -------------  -------------
Net assets:
Beginning of period................       466,997             --      7,768,652             --
                                     -------------  -------------  -------------  -------------
End of period (including
  undistributed net investment
  income of $367,629, $15,745,
  $91,102 and $4,928,
  respectively)....................  $ 23,010,090   $    466,997   $  5,586,000   $  7,768,652
                                     -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Potomac Funds                          OTC Plus       OTC Plus       OTC/Short      OTC/Short
                                         Fund           Fund           Fund           Fund
                                      SIX MONTHS     OCTOBER 20,    SIX MONTHS     OCTOBER 16,
                                         ENDED         1997(1)         ENDED         1997(1)
                                     FEBRUARY 28,   TO AUGUST 31,  FEBRUARY 28,   TO AUGUST 31,
                                         1999           1998           1999           1998
                                      (UNAUDITED)                   (UNAUDITED)
Operations:
Net investment income (loss).......  $   (309,420 ) $   (101,815 ) $     49,756   $     78,647
Net realized gain (loss) on
  investments sold, securities sold
  short, written option contracts
  expired or closed and futures....     3,340,970      2,282,566     (1,191,027 )   (5,381,857 )
Change in unrealized appreciation
  (depreciation) on investments,
  short positions, written options
  and futures......................    14,500,386        172,071     (3,102,445 )    3,550,388
                                     -------------  -------------  -------------  -------------
    Net increase (decrease) in net
      assets resulting from
      operations...................    17,531,936      2,352,822     (4,243,716 )   (1,752,822 )
                                     -------------  -------------  -------------  -------------
Distributions to shareholders:
Net investment income..............            --             --             --             --
Net realized gains.................      (171,078 )           --         (7,355 )           --
                                     -------------  -------------  -------------  -------------
    Total distributions............      (171,078 )           --         (7,355 )           --
                                     -------------  -------------  -------------  -------------
Capital share transactions:
Proceeds from shares sold..........   427,636,726    325,380,424    160,098,355    301,561,469
Proceeds from shares issued to
  holders in reinvestment of
  dividends........................       161,538             --          6,530             --
Cost of shares redeemed............  (406,208,662 ) (320,052,700 ) (166,861,088 ) (280,640,109 )
                                     -------------  -------------  -------------  -------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions...........    21,589,602      5,327,724     (6,756,203 )   20,921,360
                                     -------------  -------------  -------------  -------------
Total increase (decrease) in net
  assets...........................    38,950,460      7,680,546    (11,007,274 )   19,168,538
                                     -------------  -------------  -------------  -------------
Net assets:
Beginning of period................     7,680,546             --     19,168,538             --
                                     -------------  -------------  -------------  -------------
End of period (including
  undistributed net investment
  income (loss) of ($309,420), $0,
  $49,756 and $11,388,
  respectively)....................  $ 46,631,006   $  7,680,546   $  8,161,264   $ 19,168,538
                                     -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Potomac Funds                          Small Cap        U.S.           U.S.
                                         Plus        Government     Government
                                         Fund       Money Market   Money Market
                                                        Fund           Fund
                                     FEBRUARY 22,
                                        1999(1)      SIX MONTHS     OCTOBER 20,
                                      TO FEBRUARY       ENDED         1997(1)
                                       28, 1999     FEBRUARY 28,   TO AUGUST 31,
                                      (UNAUDITED)       1999           1998
                                                     (UNAUDITED)
Operations:
Net investment income..............  $      2,193   $    227,375   $    149,746
Net realized loss on investments
  sold, securities sold short,
  written option contracts expired
  or closed and futures............      (335,435 )           --             --
Change in unrealized depreciation
  on investments, short positions,
  written options and futures......       (26,326 )           --             --
                                     -------------  -------------  -------------
    Net increase (decrease) in net
      assets resulting from
      operations...................      (359,568 )      227,375        149,746
                                     -------------  -------------  -------------
Distributions to shareholders:
Net investment income..............            --       (227,375 )     (149,746 )
Net realized gains.................            --             --             --
                                     -------------  -------------  -------------
    Total distributions............            --       (227,375 )     (149,746 )
                                     -------------  -------------  -------------
Capital share transactions:
Proceeds from shares sold..........    26,887,977    274,207,017    198,593,087
Proceeds from shares issued to
  holders in reinvestment of
  dividends........................            --        168,301         69,908
Cost of shares redeemed............   (21,599,183 ) (226,199,317 ) (189,292,611 )
                                     -------------  -------------  -------------
    Net increase in net assets
      resulting from capital share
      transactions.................     5,288,794     48,176,001      9,370,384
                                     -------------  -------------  -------------
Total increase in net assets.......     4,929,226     48,176,001      9,370,384
                                     -------------  -------------  -------------
Net assets:
Beginning of period................            --      9,370,384             --
                                     -------------  -------------  -------------
End of period (including
  undistributed net investment
  income of $2,193, $1,945, and
  $17,771, respectively)...........  $  4,929,226   $ 57,546,385   $  9,370,384
                                     -------------  -------------  -------------
                                     -------------  -------------  -------------

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Potomac Funds                                             For a fund share outstanding throughout the period
                                           U.S. Plus            U.S. Plus              U.S./Short               U.S./Short
                                              Fund                 Fund                   Fund                     Fund
                                           SIX MONTHS          OCTOBER 20,          SIX MONTHS ENDED           NOVEMBER 7,
                                             ENDED               1997(1)           FEBRUARY 28, 1999             1997(1)
                                          FEBRUARY 28,        TO AUGUST 31,           (UNAUDITED)           TO AUGUST 31, 1998
                                              1999                 1998
                                          (UNAUDITED)
Per share data:
Net asset value,
  beginning of period..............      $       9.76         $      10.00         $       9.46             $      10.00
                                         --------------       --------------       ------------------       ------------------
Income (loss) from investment
  operations:
Net investment income..............              0.16(4)              0.36(4)              0.10(4)                  0.23(4)
Net realized and unrealized gain
  (loss) on investments............              3.68                (0.58)               (2.26)                   (0.77)
                                         --------------       --------------       ------------------       ------------------
    Total from investment
      operations...................              3.84                (0.22)               (2.16)                   (0.54)
                                         --------------       --------------       ------------------       ------------------
Less distributions:
Dividends from net investment
  income...........................                --                (0.02)                  --                       --
Distributions from realized
  gains............................             (0.10)                  --                (0.05)                      --
                                         --------------       --------------       ------------------       ------------------
    Total distributions............             (0.10)               (0.02)               (0.05)                      --
                                         --------------       --------------       ------------------       ------------------
Net asset value, end of period.....      $      13.50         $       9.76         $       7.25             $       9.46
                                         --------------       --------------       ------------------       ------------------
                                         --------------       --------------       ------------------       ------------------
Total return(2)....................             39.43%               (2.23%)             (22.81%)                  (5.40%)
Supplemental data and ratios:
Net assets, end of period..........      $ 23,010,090         $    466,997         $  5,586,000             $  7,768,652
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement(3)...............              1.60%                2.52%                1.83%                    5.29%
  After expense reimbursement(3)...              1.50%                1.50%                1.65%                    1.57%
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement(3)...............              2.57%                2.68%                2.28%                   (0.46%)
  After expense reimbursement(3)...              2.67%                3.70%                2.46%                    3.26%
Portfolio turnover rate(5).........              0.00%                0.00%                0.00%                    0.00%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME PER SHARE REPRESENTS NET INVESTMENT INCOME USING ENDING BALANCES PRIOR TO CONSIDERATION OF ADJUSTMENTS FOR PERMANENT BOOK AND TAX DIFFERENCES FOR THE RESPECTIVE PERIOD DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. ALL OF THE FUNDS, WITH THE EXCEPTION OF THE OTC PLUS FUND AND THE OTC/SHORT FUND, TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Potomac Funds                                             For a fund share outstanding throughout the period
                                            OTC Plus             OTC Plus              OTC/Short                OTC/Short
                                              Fund                 Fund                   Fund                     Fund
                                           SIX MONTHS          OCTOBER 20,          SIX MONTHS ENDED           OCTOBER 16,
                                             ENDED               1997(1)           FEBRUARY 28, 1999             1997(1)
                                          FEBRUARY 28,        TO AUGUST 31,           (UNAUDITED)           TO AUGUST 31, 1998
                                              1999                 1998
                                          (UNAUDITED)
Per share data:
Net asset value,
  beginning of period..............      $      10.41         $      10.00         $       8.38             $      10.00
                                         --------------       --------------       ------------------       ------------------
Income (loss) from investment
  operations:
Net investment income (loss).......             (0.10)(4)            (0.11)(4)             0.05(4)                  0.09(4),(7)
Net realized and unrealized gain
  (loss) on investments............              8.90                 0.52                (3.86)                   (1.71)
                                         --------------       --------------       ------------------       ------------------
    Total from investment
      operations...................              8.80                 0.41                (3.81)                   (1.62)
                                         --------------       --------------       ------------------       ------------------
Less distributions:
Dividends from net investment
  income...........................                --                   --                   --                       --
Distributions from realized
  gains............................             (0.06)                  --                (0.01)                      --
                                         --------------       --------------       ------------------       ------------------
    Total distributions............             (0.06)                  --                (0.01)                      --
                                         --------------       --------------       ------------------       ------------------
Net asset value, end of period.....      $      19.15         $      10.41         $       4.56             $       8.38
                                         --------------       --------------       ------------------       ------------------
                                         --------------       --------------       ------------------       ------------------
Total return(2)....................             84.63%                4.10%              (45.53%)                 (16.20%)
Supplemental data and ratios:
Net assets, end of period..........      $ 46,631,006         $  7,680,546         $  8,161,264             $ 19,168,538
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement(3)...............              1.56%                3.21%                1.90%                    3.70%
  After expense reimbursement(3)...              1.50%                1.50%                1.65%(5)                 1.64%(5)
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement(3)...............             (1.28%)              (2.84%)               1.35%                   (0.74%)
  After expense reimbursement(3)...             (1.22%)              (1.13%)               1.60%(6)                 1.32%(6)
Portfolio turnover rate............            615.89%            2,285.83%            2,143.96%                3,346.25%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) USING ENDING BALANCES PRIOR TO CONSIDERATION OF ADJUSTMENTS FOR PERMANENT BOOK AND TAX DIFFERENCES FOR THE RESPECTIVE PERIOD DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.72% AND 1.78%, RESPECTIVELY.
(6)THE NET INVESTMENT INCOME RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.67% AND 1.46%, RESPECTIVELY.
(7)NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE RESPECTIVE PERIOD ENDED WAS $0.10.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Potomac Funds                               For a fund share outstanding throughout the period
                                            Small Cap              U.S.                 U.S.
                                              Plus              Government           Government
                                              Fund             Money Market         Money Market
                                          FEBRUARY 22,             Fund                 Fund
                                            1999(1)
                                          TO FEBRUARY           SIX MONTHS          OCTOBER 20,
                                            28, 1999              ENDED               1997(1)
                                          (UNAUDITED)          FEBRUARY 28,        TO AUGUST 31,
                                                                   1999                 1998
                                                               (UNAUDITED)
Per share data:
Net asset value,
  beginning of period..............      $      10.00         $       1.00         $       1.00
                                         --------------       --------------       --------------
Income (loss) from investment
  operations:
Net investment income..............                --(4)              0.02(4)              0.04(4)
Net realized and unrealized gain
  (loss) on investments............             (0.12)                  --                   --
                                         --------------       --------------       --------------
    Total from investment
      operations...................             (0.12)                0.02                 0.04
                                         --------------       --------------       --------------
Less distributions:
Dividends from net investment
  income...........................                --                (0.02)               (0.04)
Distributions from realized
  gains............................                --                   --                   --
                                         --------------       --------------       --------------
    Total distributions............                --                (0.02)               (0.04)
                                         --------------       --------------       --------------
Net asset value, end of period.....      $       9.88         $       1.00         $       1.00
                                         --------------       --------------       --------------
                                         --------------       --------------       --------------
Total return(2)....................             (1.20%)               1.90%                3.89%
Supplemental data and ratios:
Net assets, end of period..........      $  4,929,226         $ 57,546,385         $  9,370,384
Ratio of net expenses to average
  net assets:
  Before expense
    reimbursement(3)...............              9.37%                1.60%                3.70%
  After expense reimbursement(3)...              1.50%                0.95%                1.00%
Ratio of net investment income
  (loss) to average net assets:
  Before expense
    reimbursement(3)...............             (7.12%)               3.22%                1.66%
  After expense reimbursement(3)...              0.75%                3.87%                4.36%
Portfolio turnover rate(5).........              0.00%                 N/A                  N/A

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME PER SHARE REPRESENTS NET INVESTMENT INCOME USING ENDING BALANCES PRIOR TO CONSIDERATION OF ADJUSTMENTS FOR PERMANENT BOOK AND TAX DIFFERENCES FOR THE RESPECTIVE PERIOD DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. ALL OF THE FUNDS, WITH THE EXCEPTION OF THE OTC PLUS FUND AND THE OTC/SHORT FUND, TYPICALLY HOLD MOST OF THEIR INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
--------------------------------------------------------------------------------
                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                         February 28, 1999 (Unaudited)
1. ORGANIZATION
Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; and the Small Cap Plus Fund commenced operations on February 22, 1999.

The objective of the U.S. Plus Fund is to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The objective of the U.S./Short Fund is to provide investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, it agencies or instrumentalities.

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, aggregating $15,607 for each Fund (other than the Small Cap Plus Fund), are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares of the Small Cap Plus Fund are expensed as incurred. These costs were advanced by the Adviser and will be reimbursed by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Adviser has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

b) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

d) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS- Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

e) SHORT POSITIONS - The U.S./Short Fund and OTC/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

f) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURESCONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts;

3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

g) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

h) INCOME AND EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are allocated among the Trust's portfolios in proportion to their respective net assets.

i) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually any net investment income and net realized capital gains. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

j) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds for the period ended February 28, 1999, were as follows:

                                                U.S. Plus      U.S./Short
                                                     Fund            Fund  OTC Plus Fund
                                            -------------  --------------  -------------
Shares sold                                    20,541,115      24,077,855     27,266,089
Shares issued to holders in reinvestment
 of dividends                                      15,022           3,339          9,821
Shares redeemed                               (18,899,127)    (24,131,870)   (25,578,213)
                                            -------------  --------------  -------------
Net increase (decrease)                         1,657,010         (50,676)     1,697,697
                                            -------------  --------------  -------------
                                            -------------  --------------  -------------

                                                                        U.S. Government
                                                 OTC/Short   Small Cap     Money Market
                                                      Fund   Plus Fund             Fund
                                             -------------  ----------  ---------------
Shares sold                                     26,630,077   2,660,002      274,207,017
Shares issued to holders in reinvestment of
 dividends                                           1,189          --          168,301
Shares redeemed                                (27,128,742) (2,160,919)    (226,199,317)
                                             -------------  ----------  ---------------
Net increase (decrease)                           (497,476)    499,083       48,176,001
                                             -------------  ----------  ---------------
                                             -------------  ----------  ---------------

Transactions in shares of the Funds for the period ended August 31, 1998, were as follows:

                                                U.S. Plus      U.S./Short
                                                     Fund            Fund  OTC Plus Fund
                                            -------------  --------------  -------------
Shares sold                                    12,380,102      10,631,219     28,545,895
Shares issued to holders in reinvestment
 of dividends                                       3,471              --             --
Shares redeemed                               (12,335,720)     (9,810,167)   (27,808,359)
                                            -------------  --------------  -------------
Net increase                                       47,853         821,052        737,536
                                            -------------  --------------  -------------
                                            -------------  --------------  -------------

                                                                          U.S. Government
                                                               OTC/Short     Money Market
                                                                    Fund             Fund
                                                           -------------  ---------------
Shares sold                                                   35,233,130      198,593,087
Shares issued to holders in reinvestment of dividends                 --           69,908
Shares redeemed                                              (32,946,269)    (189,292,611)
                                                           -------------  ---------------
Net increase                                                   2,286,861        9,370,384
                                                           -------------  ---------------
                                                           -------------  ---------------

4. INVESTMENT TRANSACTIONS
During the period ended February 28, 1999, the aggregate purchases and sales of investments (excluding short-term investments, options and futures contracts) were:

                                               U.S. Plus Fund     U.S./Short Fund  OTC Plus Fund
                                            -----------------  ------------------  -------------
Purchases                                           $      --           $      --   $325,670,708
Sales                                               $      --           $      --   $301,872,600

                                                                            U.S. Government
                                                 OTC/Short   Small Cap         Money Market
                                                      Fund   Plus Fund                 Fund
                                             -------------  ----------  -------------------
Purchases                                     $135,859,522  $13,361,408           $      --
Sales                                         $120,136,784  $13,367,159           $      --

During the period ended February 28, 1999, the following Funds wrote the following options:

                                             U.S. Plus Fund           U.S./Short Fund
                                         -----------------------  ------------------------
                                            Number of    Premium     Number of     Premium
                                            contracts     amount     contracts      amount
                                         ------------  ---------  ------------  ----------
Outstanding at beginning of period                  1  $   7,245            31  $   66,111
Options written                                 1,105  3,128,911           394     992,278
Options terminated                             (1,001) (2,833,961)         (395) (1,033,510)
                                               ------  ---------        ------  ----------
Outstanding at end of period                      105  $ 302,195            30  $   24,879
                                               ------  ---------        ------  ----------
                                               ------  ---------        ------  ----------

                                               OTC Plus Fund            OTC/Short Fund
                                          -----------------------  ------------------------
                                             Number of    Premium     Number of     Premium
                                             contracts     amount     contracts      amount
                                          ------------  ---------  ------------  ----------
Outstanding at beginning of period                  21  $ 112,562            --   $      --
Options written                                  1,183  5,577,694            35     328,549
Options terminated                              (1,130) (4,742,684)          (32)   (303,512)
                                                ------  ---------        ------  ----------
Outstanding at end of period                        74  $ 947,572             3   $  25,037
                                                ------  ---------        ------  ----------
                                                ------  ---------        ------  ----------

                                                                       Small Cap Plus Fund
                                                                     ------------------------
                                                                        Number of     Premium
                                                                        contracts      amount
                                                                     ------------  ----------
Outstanding at beginning of period                                             --   $      --
Options written                                                               146      79,713
Options terminated                                                           (122)    (66,609)
                                                                           ------  ----------
Outstanding at end of period                                                   24   $  13,104
                                                                           ------  ----------
                                                                           ------  ----------

Transactions in futures contracts for the period ended February 28, 1999, for the following Funds were as follows:

                                     U.S. Plus Fund                  OTC Plus Fund
                              -----------------------------  -----------------------------
                                             Aggregate face                 Aggregate face
                                 Number of         value of     Number of         value of
                                 contracts        contracts     contracts        contracts
                              ------------  ---------------  ------------  ---------------
Outstanding at beginning of
 period                                  2     $    557,634            --       $       --
Contracts opened                       846      244,298,740            30        6,153,135
Contracts closed                      (778)    (223,102,848)          (30)      (6,153,135)
                                    ------  ---------------        ------  ---------------
Outstanding at end of period            70     $ 21,753,526            --       $       --
                                    ------  ---------------        ------  ---------------
                                    ------  ---------------        ------  ---------------

                                                                    Small Cap Plus Fund
                                                               -----------------------------
                                                                              Aggregate face
                                                                  Number of         value of
                                                                  contracts        contracts
                                                               ------------  ---------------
Outstanding at beginning of period                                       --      $        --
Contracts opened                                                        125       24,760,038
Contracts closed                                                        (98)     (19,442,925)
                                                                     ------  ---------------
Outstanding at end of period                                             27      $ 5,317,113
                                                                     ------  ---------------
                                                                     ------  ---------------

Transactions in short futures contracts for the period ended February 28, 1999, for the following Fund was as follows:

                                                                      U.S./Short Fund
                                                               -----------------------------
                                                                              Aggregate face
                                                                  Number of         value of
                                                                  contracts        contracts
                                                               ------------  ---------------
Outstanding at beginning of period                                       20     $  5,304,660
Contracts opened                                                        479      135,588,832
Contracts closed                                                       (493)    (139,013,569)
                                                                     ------  ---------------
Outstanding at end of period                                              6     $  1,879,923
                                                                     ------  ---------------
                                                                     ------  ---------------

At February 28, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                U.S. Plus
                                                     Fund  U.S./Short Fund  OTC Plus Fund
                                            -------------  ---------------  -------------
Appreciation                                    $      --        $      --    $14,835,127
(Depreciation)                                   (126,225)         (44,419)      (422,042)
                                            -------------  ---------------  -------------
Net unrealized appreciation (depreciation)
 on investments                                 ($126,225)       ($ 44,419)   $14,413,085
                                            -------------  ---------------  -------------
                                            -------------  ---------------  -------------

                                                                               U.S. Government
                                                                Small Cap         Money Market
                                               OTC/Short Fund   Plus Fund                 Fund
                                              ---------------  ----------  -------------------
Appreciation                                        $  11,592   $      --            $      --
(Depreciation)                                            (59)    (10,942)                  --
                                                      -------  ----------                -----
Net unrealized appreciation (depreciation)
 on investments                                     $  11,533   ($ 10,942)           $      --
                                                      -------  ----------                -----
                                                      -------  ----------                -----

At February 28, 1999, the cost of investments for federal income tax purposes was $17,960,869, $5,065,778, $30,257,453, $5,413,713, $4,490,236 and $37,989,849
for the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund,
OTC/Short Fund, Small Cap Plus Fund and U.S. Government Money Market Fund, respectively.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Adviser"). The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Adviser has voluntarily agreed to pay all operating expenses in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the two previous years, as long as the recovery does not cause any Fund to exceed its annual cap on expenses. For the period ended February 28, 1999, the Adviser paid the following expenses by Fund:

                                             U.S. Plus Fund   U.S./Short Fund   OTC Plus Fund
                                            ---------------  ----------------  --------------
Annual Advisory rate                                  0.75%             0.90%           0.75%
Annual cap on expenses                                1.50%             1.65%           1.00%
Expenses paid in excess of annual cap on
 expenses                                         $  13,882         $   6,604       $  14,734

                                                                              U.S. Government
                                                                  Small Cap      Money Market
                                                OTC/Short Fund    Plus Fund              Fund
                                              ----------------  -----------  ----------------
Annual Advisory rate                                     0.90%        0.75%             0.50%
Annual cap on expenses                                   1.65%        1.50%             1.00%
Expenses paid in excess of annual cap on
 expenses                                            $   7,903    $  22,981         $  38,338

Investment Adviser
        Rafferty Asset Management, LLC
        550 Mamaroneck Avenue
        Harrison, NY 10528

Administrator, Transfer Agent, Dividend
        Paying Agent & Shareholder Servicing Agent
        Firstar Mutual Fund Services, LLC
        P.O. Box 1993
        615 East Michigan Street
        Milwaukee, WI 53202

Custodian
        Firstar Bank Milwaukee, N.A.
        615 East Michigan Street
        Milwaukee, WI 53202

Counsel
        Kirkpatrick & Lockhart LLP
        1800 Massachusetts Avenue, N.W.
        Washington, D.C. 20036-1800

Independent Accountants
        PricewaterhouseCoopers LLP
        100 East Wisconsin Avenue
        Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                             S E M I - A N N U A L
                                  R E P O R T
                               February 28, 1999

                                     [LOGO]

                             100 South Royal Street
                           Alexandria, Virginia 22314
                             550 Mamaroneck Avenue
                            Harrison, New York 10528
                                 (800) 851-0511